         JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT U JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT V

         JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT I JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT JF


                      SUPPLEMENT DATED NOVEMBER 20, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This supplement is intended for distribution with certain prospectuses dated May 1, 2006 ("Prospectuses") describing certain variable annuity contracts issued by John Hancock Life Insurance Company or by John Hancock Variable Life Insurance Company. The Prospectuses bear the title of one or more of the following variable annuity contracts:

  Accommodator Variable Annuity            Patriot Variable Annuity
  Accommodator 2000 Variable Annuity       Revolution Access Variable Annuity
  Declaration Variable Annuity             Revolution Extra Variable Annuity
  Independence Variable Annuity            Revolution Value Variable Annuity
  Independence 2000 Variable Annuity       Revolution Value II Variable Annuity
  Independence Preferred Variable Annuity  Wealthbuilder Variable Annuity

CHANGE IN OUR COMPANY RATINGS

Effective November 7, 2006, we are amending and restating the disclosure of the "General Information about Us, the Separate Account and the Funds" section of the Prospectus that discusses our financial ratings. This revision reflects our Standard & Poor's rating:

Our financial ratings are as follows:


         ----------------------------------------------------------
         A++                 Superior companies have a very strong
         A.M. Best           ability to meet their obligations; 1st
                             category of 16

         AA+                 Very strong capacity to meet
         Fitch               policyholder and contract obligations;
                             2nd category of 24

         AAA                 Extremely strong financial security
         Standard & Poor's   characteristics; 1st category of 21

         Aa2                 Excellent in financial strength; 3rd
         Moody's             category of 21
         ----------------------------------------------------------

These ratings are current as of November 7, 2006 and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract, but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in the Separate Account or any Fund.

                       SUPPLEMENT DATED NOVEMBER 20, 2006




0506:JHVPRO       0506:HSBCWBPRO       2-38827     33-82648
0506:INDPRO       0506:RVAVIP          33-15672    333-84769
0506:S8136        0506:RVAV2           33-64947    333-84767
0506:S8137                             33-34813    333-81127
                                       33-82646    333-81103